PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS
	As of December 31,
	2022	2021

Amounts due from government institutions	$103	$174
Prepaid expenses	429	126
	$532	$300